Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The components of net loss before provision for income taxes for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Domestic	$(10,595,457)	$(12,031,115)
Foreign	165,618	399,721
Net loss before provision for income taxes	$(10,429,839)	$(11,631,394)
The income tax provision (benefit) from continuing operations consists of the following at December 31, 2019 and 2018:

	2019	2018
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—
Deferred:
Federal	(2,300,997)	(2,157,035)
State	(409,313)	(383,705)
Foreign	(3,676)	2,673
Change in valuation allowance	2,713,986	2,538,067
	$—	$—

Effective income tax reconciliation
The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 21% for the years ended December 31, 2019 and 2018 to pretax loss from operations as a result of the following for the years ended December 31, 2019 and 2018:

	2019	2018
Tax benefit at statutory rate	$(2,071,322)	$(2,442,593)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(291,082)	(343,257)
Non-deductible loss on warrant valuation adjustment	(47,810)	(11,629)
Income (loss) from foreign subsidiaries	(2,595)	6,699
Change in valuation allowance	2,713,986	2,538,067
Other	(301,177)	252,713
Income tax expense (benefit)	$—	$—

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2019 and 2018 are as follows:

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$23,727,093	$21,320,935
Net operating loss carryforwards – foreign	20,227	16,551
Excess of tax basis over book value of property and equipment	4,240	(2,229)
Excess of tax basis over book value of intangible assets	73,705	146,943
Stock-based compensation	1,607,841	1,520,209
Accrued employee compensation	357,869	83,393
Captialized equity costs	49,471	49,471
Inventory reserve	38,323	29,510
	25,878,769	23,164,783
Valuation allowance	(25,878,769)	(23,164,783)
Net deferred tax assets	$—	$—